UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short-Term Municipal Bond Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------

                                                                                   Principal
                                                                                   Amount ($)      Value ($)
                                                                              ------------------------------
Municipal Investments 92.6%
Alabama 0.5%
Alabama, Housing Finance Authority, Multi-Family Housing
Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%,
6/1/2008                                                                         1,875,000        2,018,138
Alabama, Senior Care Revenue, Special Care Finance Authority,
ETM, 5.0%, 11/1/2005                                                               335,000          340,554
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011                             752,376          753,979
Auburn, AL, Industrial Development Board Revenue, Auburn Hotel
Ltd. Project:
Series A, AMT, 8.5%, 12/1/2011                                                      60,000           64,684
Series A, AMT, 8.5%, 12/1/2013                                                     500,000          539,040
Auburn, AL, Industrial Development Revenue, Industrial Development
Board, Series A, AMT:
8.25%, 12/1/2009                                                                    95,000          102,228
8.75%, 12/1/2015                                                                    25,000           27,002
                                                                                                 ----------
                                                                                                  3,845,625

Alaska 0.2%
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital
Association, 5.0%, 12/1/2008  (d)                                                1,840,000        1,932,662
                                                                                                 ----------
American Samoa 0.1%
Territory of American Samoa, General Obligation, 6.0%,
9/1/2007  (d)                                                                      780,000          835,981
                                                                                                 ----------
Arizona 3.0%
Arizona, Health Facilities, Authority Hospital System Revenue,
Refunding, ETM, 6.25%, 9/1/2011  (d)                                               505,000          536,083
Casa Grande, AZ, Industrial Development Authority, Multi-Family
Housing Revenue, Quail Gardens Apartments, Series A, Optional
Put @ 100, 1.88%*, 6/15/2031 (b)                                                   235,000          235,000
Maricopa County, AZ, Industrial Development Authority, Single
Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028                           365,000          383,217
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development
Authority, AMT, 5.625%, 7/1/2013  (d)                                              125,000          132,515
Pima County, AZ, Higher Education Revenue, Industrial
Development Authority, Series A, 5.0% , 5/1/2013  (d)                            2,745,000        2,930,150
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013                         655,000          645,771
Tucson, AZ, Multi-Family Housing Revenue, Industrial
Development Authority, Series A, Optional Put @ 100, 1.85%*,
1/15/2032 (b)                                                                   18,185,000       18,185,000
                                                                                                 ----------
                                                                                                 23,047,736

Arkansas 1.6%
Arkansas, Development Finance Authority, Single Family Mortgage
Revenue, Series A, 8.0%, 8/15/2011                                                 125,000          125,326
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax,
4.15%, 7/1/2026  (d)                                                               750,000          740,437
Little Rock, AR, Residential Housing & Public Facility Board,
Series B, Zero Coupon, 7/15/2011                                                   120,000           77,148
Malvern, AR, Sales & Special Tax Revenue:
2.375%, 9/1/2014  (d)                                                               10,000           10,013
3.375%, 9/1/2013  (d)                                                              150,000          150,063
3.625%, 9/1/2012  (d)                                                              250,000          250,555
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%,
9/1/2023  (d)                                                                   11,205,000       11,161,413
Springdale, AR, Residential Housing & Healthcare Facility Board,
Series A, 7.65%, 9/1/2011                                                           33,643           35,594
                                                                                                 ----------
                                                                                                 12,550,549

California 9.9%
Abag, CA, Finance Authority for Nonprofit Corp., Amber Court
Associates, Optional Put @ 100, 1.84%*, 12/15/2032 (b)                           5,500,000        5,500,000
Abag, CA, Finance Authority for Nonprofit Corporations, American
Baptist Homes, Series A, 5.5%, 10/1/2007                                           135,000          140,073
Allan Hancock, CA, Community College, Certificates of
Participation, Series A, 7.625%, 10/1/2005                                         210,000          214,477
California, Affordable Housing, Multi-Family Revenue, Westridge
Hilltop, Series A, Optional Put @ 100, 1.84%*, 9/15/2033 (b)                     1,450,000        1,450,000
California, Higher Education Revenue, Public Works Board High
Technology, Series A, 7.75%, 8/1/2006                                               40,000           41,778
California, Single Family Housing Revenue, Housing Finance Agency,
Series R, AMT, 4.4%, 8/1/2024  (d)                                                 150,000          151,130
California, Single Family Housing Revenue, Mortgage Finance
Authority:
AMT, 6.75%, 3/1/2029                                                               255,000          256,420
Series B, AMT, 7.75%, 9/1/2026                                                       2,000            2,012
California, State General Obligation:
4.25%, 11/1/2006                                                                   250,000          257,430
4.55%, 12/1/2006                                                                   200,000          206,466
5.0%, 3/1/2005                                                                   4,495,000        4,505,474
5.0%, 12/1/2005                                                                  3,840,000        3,925,555
5.0%, 6/1/2006                                                                   1,500,000        1,549,785
5.25%, 10/1/2005                                                                 2,400,000        2,447,208
5.25%, 3/1/2007                                                                    575,000          606,079
5.5%, 9/1/2005                                                                   1,000,000        1,018,770
5.5%, 10/1/2005                                                                    300,000          306,396
6.0%, 10/1/2006                                                                    100,000          105,666
6.2%, 9/1/2005                                                                     775,000          792,631
6.25%, 6/1/2006                                                                    415,000          435,480
6.3%, 9/1/2006                                                                     100,000          105,865
6.3%, 10/1/2006                                                                    620,000          658,124
6.5%, 9/1/2006                                                                     200,000          212,322
6.5%, 2/1/2007                                                                     500,000          537,945
6.75%, 6/1/2006                                                                  2,000,000        2,111,460
6.75%, 4/1/2007                                                                    500,000          543,475
7.0%, 6/1/2005                                                                   1,400,000        1,422,022
7.0%, 4/1/2006                                                                     335,000          352,390
7.0%, 10/1/2006                                                                  1,325,000        1,421,115
7.1%, 6/1/2005                                                                   1,000,000        1,016,060
7.2%, 4/1/2005                                                                     500,000          504,115
California, State Revenue Lease, Public Works Board, Department
of Corrections:
Series D, 4.0%, 12/1/2006                                                        1,975,000        2,025,995
Series A, 5.25%, 1/1/2007  (d)                                                   3,000,000        3,139,230
California, State Revenue Lease, Statewide Communities
Development Corp., 5.0%, 10/1/2005                                                 180,000          182,129
California, Water Resource Development, Series Q, 5.1%,
3/1/2008                                                                           170,000          170,350
California Statewide, Communities Development Authority,
Multi-Family Housing Revenue:
4.5%, 1/1/2006  (d)(e)                                                              85,000           84,929
AMT, 4.7%, 10/15/2012                                                            1,185,000        1,252,189
California Statewide, Communities Development Authority,
Multi-Family Housing Revenue, Citrus Gardens Apartments
Project, 4.25%, 7/1/2012                                                           460,000          470,566
California Statewide, Communities Development Authority,
Multi-Family Housing Revenue, Kaiser Permanente, Series G,
Mandatory Put @ 100, 2.3%, 4/1/2034 (a)                                          4,000,000        3,954,200
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%,
2/1/2013, The Provident Bank  (c)                                                  640,000          637,920
Delta County, CA, California Home Mortgage Finance, Pacific
Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (d)                       55,000           55,710
Foster City, CA, Public Housing Revenue, Community Development
Agency Tax Allocation, AMT, 6.75%, 9/1/2020                                      1,305,000        1,361,546
Hayward, CA, Multi-Family Housing Revenue, Bay Apartment
Communities, Series A, Optional Put @ 100, 1.84%*, 6/15/2025 (b)                 2,600,000        2,600,000
Los Angeles, CA, Harbor Department Revenue, AMT, Series B,
5.25%, 11/1/2011                                                                 7,095,000        7,434,070
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007                       80,000           83,109
Orange County, CA, Apartment Development Revenue, Laguna Summit
Apartments, Series X, Optional Put @ 100, 1.83%*, 11/1/2009 (b)                  2,400,000        2,400,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%,
7/1/2012                                                                           265,000          265,005
Rohnert Park, CA, Multi-Family Housing Revenue, Optional
Put @ 100, 1.84%*, 6/15/2025 (b)                                                 2,600,000        2,600,000
San Diego, CA, Housing Authority Multi-Family Housing Revenue,
Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013                       1,175,000        1,224,056
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission
Community Sales, Series A, ETM, 6.0%, 4/1/2008                                   1,280,000        1,382,515
San Joaquin County, CA, Certificates of Participation, General
Hospital Project, 5.25%, 9/1/2014  (d)                                           2,475,000        2,726,064
Simi Valley, CA, Multi-Family Housing Revenue, Meadowood Village
Apartments, Mandatory Put @ 100, 5.4%, 2/1/2026 (a)                                700,000          727,643
Southern CA, Electric Revenue, Public Power Authority, 7.0%,
7/1/2009                                                                           300,000          306,885
Southern CA, Metropolitan Water District, Water Works Revenue,
Series C, Prerefunded @ 100, 5.0%, 7/1/2027                                      6,330,000        6,650,361
Taft, CA, Core City General Obligation Lease, Public Funding
Authority, Series A, 5.95%, 1/1/2011                                             1,750,000        1,862,438
                                                                                                 ----------
                                                                                                 76,394,633

Colorado 4.1%
Adams County, CO, Multi-Family Housing Revenue, Series A,
1.85%*, 1/15/2014                                                                6,250,000        6,250,000
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project:
AMT, 144A, 5.6%, 12/1/2012, Colorado National  (c)                                 245,000          253,626
AMT, 144A, 5.8%, 12/1/2017, Colorado National  (c)                                 355,000          364,983
Aurora, CO, Industrial Development Revenue, Series A, 5.375%,
12/1/2011                                                                          365,000          365,270
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%,
5/1/2010                                                                            25,000           25,306
Central Platte Valley, CO, Core City, General Obligation,
Metropolitan District, Series A, Mandatory Put @ 100, 5.0%,
12/1/2031, US Bank NA  (a)(c)                                                    1,750,000        1,852,778
Colorado, Housing & Finance Authority, Multi-Family Housing
Program:
Optional Put @ 100, 1.85%*, 2/15/2028 (b)                                        1,515,000        1,515,000
Series C, AMT, 3.95%, 10/1/2008                                                    800,000          816,072
Colorado, Housing & Finance Authority, Single Family Housing
Revenue, Series B, 4.875%, 4/1/2007                                                 50,000           50,170
Colorado, Housing Finance Authority, Single Family Program,
Series B-2, AMT, 6.4%, 11/1/2024                                                   175,000          175,721
Colorado, Single Family Housing Revenue, Housing & Finance
Authority, Series A-2, AMT, 7.25%, 5/1/2027                                        365,000          368,726
Colorado, Single Family Housing Revenue, Housing & Finance
Authority, AMT:
5.0%, 5/1/2032  (d)                                                              3,000,000        3,126,150
5.2%, 12/1/2005                                                                    725,000          738,362
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016  (d)                                                  500,000          547,320
Series B, 5.625%, 12/15/2016  (d)                                                1,250,000        1,368,300
Colorado, Transportation/Tolls Revenue, Public Highway Authority,
Series C, 4.9%, 9/1/2010  (d)                                                    4,500,000        4,777,110
Denver, CO, City and County, Medical Facilities Revenue, 5.0%,
8/1/2007                                                                         3,525,000        3,738,862
Denver, CO, City and County, Single Family Mortgage Revenue, AMT,
Zero Coupon, 8/1/2029                                                           10,485,000        2,493,018
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%,
12/20/2012                                                                         600,000          616,968
Garfield Pitkin & Eagle Counties, CO, General Obligation, School
District No. RE-1, Series A, 5.0%, 12/15/2015  (d)                               1,000,000        1,114,180
Pueblo County, CO, Certificates of Participation, 6.25%,
12/1/2010                                                                        1,290,000        1,390,749
                                                                                                 ----------
                                                                                                 31,948,671

Connecticut 2.7%
Connecticut, Sales & Special Tax Revenue, Series B, 5.5%,
10/1/2013  (d)                                                                   5,160,000        5,474,038
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western
Pequot Tribe, Series A, Prerefunded @ 101, 144A, 6.4%, 9/1/2011                  9,085,000        9,957,251
Stamford, CT, Multi-Family Housing Revenue, Housing Authority,
AMT, Mandatory Put @ 100, 4.75%, 12/1/2028 (a)                                   5,125,000        5,266,501
                                                                                                 ----------
                                                                                                 20,697,790

Delaware 0.4%
Delaware, Economic Development Authority Revenue, Delmarva
Power & Light Co., Mandatory Put @ 100, AMT, 5.65%, 7/1/2028 (a)                   825,000          879,178
Delaware, Health Facilities Authority, Series B, Prerefunded @ 101,
Mandatory Put @ 100, 6.5%, 10/1/2013  (a)(d)                                     1,875,000        1,999,125
Delaware, Single Family Housing Revenue, Housing Authority,
Series A, AMT, 5.3%, 1/1/2026  (d)                                                  90,000           90,759
                                                                                                 ----------
                                                                                                  2,969,062

District of Columbia 1.3%
District of Columbia, Higher Education Revenue, 5.75%,
10/1/2016  (d)                                                                   5,985,000        6,364,389
District of Columbia, Housing Finance Agency, Multi-Family
Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009                           225,000          233,503
District of Columbia, Housing Finance Agency, Multi-Family
Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010                  1,005,000        1,073,652
District of Columbia, Sales & Special Tax Revenue, Convention
Center Authority, 5.25%, 10/1/2014  (d)                                          2,500,000        2,715,800
                                                                                                 ----------
                                                                                                 10,387,344

Florida 4.5%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage
Revenue, Series B, 6.5%, 9/1/2022                                                  289,000          290,486
Brevard County, FL, Multi-Family Housing Revenue, Series A,
Mandatory Put @ 100, 6.9%, 2/1/2027 (a)                                          2,540,000        2,654,325
Broward County, FL, Water & Sewer Utility Revenue,
Prerefunded @ 100, 6.875%, 9/1/2008                                                135,000          142,387
Dade County, FL, Port Authority Revenue, Series C,
Prerefunded @ 100, 5.5%, 10/1/2007                                                 180,000          184,225
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM,
6.75%, 11/15/2007                                                                  140,000          154,115
Florida, Board of Public Education, ETM, 6.2%, 5/1/2006                            500,000          504,475
Florida, Department of Environmental Protection Preservation
Revenue, Series A, 5.75%, 7/1/2012  (d)                                          7,050,000        8,051,523
Florida, Housing Finance Agency, Multi-Family Housing Revenue,
5.5%, 11/1/2005, First Nationwide Bank  (c)                                        155,000          155,310
Florida, Multi-Family Housing Revenue, Housing Finance Corp.,
Series I-A, Optional Put @ 100, 1.85%*, 7/1/2031 (b)                             2,000,000        2,000,000
Florida, State Board of Education, Public Education, Series J,
4.0%, 6/1/2005                                                                   3,210,000        3,230,993
Jacksonville, FL, Electric Revenue, Electric Authority,
Series 3-B, 4.2%, 10/1/2009                                                      6,000,000        6,006,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue,
Sun Lake Apartments Project, Series B, Mandatory Put @ 100, 5.375%,
11/1/2025 (a)                                                                      305,000          307,211
Pinellas County, FL, Single Family Housing Revenue, Housing
Authority, 4.6%, 12/1/2010  (d)                                                  7,580,000        8,033,435
Tampa, FL ETM, 5.75%, 12/1/2007  (d)                                             2,750,000        2,868,773
Tampa, FL, Water & Sewer, ETM, Zero Coupon, 10/1/2005                               70,000           69,045
                                                                                                 ----------
                                                                                                 34,652,303

Georgia 4.1%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family
Revenue, Shamrock Gardens Apartments Project, AMT, 5.1%,
10/1/2014                                                                          365,000          384,225
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM,
6.3%, 2/1/2010                                                                     205,000          222,427
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge
Apartments Project, AMT, 4.9%, 3/1/2008                                            280,000          292,589
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%,
1/1/2016  (d)                                                                      250,000          265,820
Clayton County, GA, Multi-Family Housing Revenue, Optional
Put @ 100, 1.85%*, 7/1/2032 (b)                                                  5,900,000        5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue,
Oakley Run Apartments Project, Mandatory Put @ 100, 4.75%,
3/1/2032 (a)                                                                     2,900,000        2,984,216
De Kalb County, GA, Industrial Development Authority, Mandatory
Put @ 100, 4.55%, 12/1/2028 (a)                                                    250,000          260,327
Decatur, GA, Industrial Development Revenue, Downtown Development
Authority, 5.15%, 11/1/2008                                                      2,175,000        2,186,745
Douglas County, GA, Housing Authority, Multi-Family Housing
Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009                             245,000          253,648
Fulton County, GA, Housing Authority,  Multi-Family Housing
Revenue, Champions Green Apartments, Series B, Optional Put @ 100,
1.85%*, 10/1/2025 (b)                                                              140,000          140,000
Roswell, GA, Housing Authority, Multi-Family Revenue, Optional
Put @ 100, 1.85%*, 11/15/2032 (b)                                               19,080,000       19,080,000
                                                                                                 ----------
                                                                                                 31,969,997

Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single
Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012                           1,375,000        1,401,565
                                                                                                 ----------
Idaho 0.7%
Bingham County, ID, Industrial Development Revenue, Industrial
Development Corp., Idaho Supreme Potatoes, Inc., AMT:
144A, 5.15%, 11/1/2005, First Security Bank  (c)                                   265,000          265,490
144A, 5.2%, 11/1/2006, First Security Bank  (c)                                    290,000          290,481
144A, 5.3%, 11/1/2007, First Security Bank  (c)                                    305,000          305,470
144A, 5.4%, 11/1/2008, First Security Bank  (c)                                    325,000          325,478
144A, 5.5%, 11/1/2009, First Security Bank  (c)                                    355,000          355,497
144A, 5.6%, 11/1/2010, First Security Bank  (c)                                     80,000           80,107
144A, 5.7%, 11/1/2011, First Security Bank  (c)                                     85,000           85,110
144A, 5.8%, 11/1/2012, First Security Bank  (c)                                     90,000           90,112
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014                                                         60,000           62,190
Series G-2, 5.8%, 7/1/2020                                                          65,000           69,119
Series F, 5.85%, 7/1/2020                                                           45,000           45,450
Series E, 5.95%, 7/1/2020                                                          165,000          166,706
Idaho, Housing Agency, Single Family Mortgage, Class I, AMT,
5.35%, 7/1/2021                                                                     25,000           26,364
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023                                                                     300,000          308,265
5.15%, 7/1/2023                                                                    980,000        1,019,063
5.4%, 7/1/2021                                                                      25,000           25,217
5.4%, 7/1/2021                                                                     220,000          232,652
5.95%, 7/1/2019                                                                    970,000        1,032,972
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT,
Sub Series H-2:
5.1%, 7/1/2020                                                                     240,000          241,670
5.85%, 1/1/2014                                                                    270,000          272,487
Idaho Falls, ID, Electric Revenue, ETM, 10.25%, 4/1/2006                           135,000          141,971
                                                                                                 ----------
                                                                                                  5,441,871

Illinois 5.1%
Chicago, IL, Core City General Obligation, Tax Increment, Series A,
6.25%, 11/15/2013  (d)                                                             500,000          563,895
Chicago, IL, Multi-Family Housing Revenue, AMT, 4.95%, 6/1/2005                    140,000          140,914
Chicago, IL, Single Family Mortgage Revenue, AMT:
3.5%, 4/1/2026                                                                     885,000          900,001
6.3%, 9/1/2029                                                                     635,000          653,034
Series A, 6.35%, 4/1/2027                                                           25,000           25,288
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge,
5.375%, 1/1/2016  (d)                                                            3,320,000        3,566,975
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013                          1,000,000        1,140,330
Huntley, IL, Project Revenue, Installment Contract, 5.85%,
12/1/2015                                                                        1,470,000        1,619,146
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028                                                        6,053,000        6,266,732
7.75%, 3/1/2028                                                                  5,528,000        5,881,902
7.75%, 3/1/2029                                                                  4,832,000        5,193,434
Illinois, Development Finance Authority, Gas Supply Revenue,
Peoples Gas Ltd., Series B, Mandatory Put @ 100, 3.05%,
2/1/2033  (a)(d)                                                                   600,000          603,030
Illinois, Development Finance Authority, Midwestern University,
Series B, 4.625%, 5/15/2006                                                        540,000          552,134
Illinois, Health Facilities Authority Revenue:
5.25%, 11/15/2013  (d)                                                           1,000,000        1,085,530
Series A, 7.6%, 8/15/2010  (d)                                                     195,000          195,423
Illinois, Health Facilities Authority, Midwest Group Ltd.,
5.375%, 11/15/2008                                                               1,655,000        1,707,430
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital
Medical Center Project, ETM, 7.25%, 8/1/2006                                        60,000           62,588
Illinois, Industrial Development Finance Authority, Rayner &
Rinn-Scott Project, AMT, 6.35%, 6/1/2015, Harris Trust &
Savings Bank  (c)                                                                  195,000          209,652
Illinois, Tolls Highway Authority, Prerefunded @ 100, 6.75%,
1/1/2010                                                                           177,000          185,670
Illinois, Unemployment Insurance Funding Building Receipts Revenue,
Series A, 5.0%, 12/15/2007  (d)                                                  5,000,000        5,305,000
McCook, IL, Hospital & Healthcare Revenue, Mandatory Put @ 100,
5.1%, 12/1/2014, LaSalle National Bank  (a)(c)                                     775,000          775,116
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013                  1,695,000        1,690,390
Northern IL, University, ETM, 7.125%, 4/1/2005                                      70,000           70,601
Urbana, IL, Residential Mortgage Revenue, ETM, 7.3%, 9/1/2006                    1,255,000        1,278,318
                                                                                                 ----------
                                                                                                 39,672,533

Indiana 1.6%
Indiana, Health Facilities Funding Authority, Series A, ETM,
5.75%, 9/1/2015                                                                  2,930,000        3,070,992
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%,
7/1/2014                                                                         1,000,000        1,000,920
Indiana, Transportation Finance Authority, Airport Facilities
Lease Revenue, Series A, 6.5%, 11/1/2007                                           505,000          505,000
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007                    235,000          243,211
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority
Facility, 3.4%, 11/1/2007  (d)                                                   1,120,000        1,133,037
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments
Project, AMT, Mandatory Put @ 100, 5.15%, 6/1/2024 (a)                           2,965,000        3,074,201
Northwest Allen, IN, Building Corp., First Mortgage, 5.5%,
6/1/2015  (d)                                                                    1,730,000        1,781,848
Porter County, IN, Hospital & Healthcare Revenue, Porter Memorial
Hospital, 5.4%, 6/1/2007  (d)                                                    1,060,000        1,070,536
Tipton, IN, School District General Obligation, School Building
Corp., 5.55%, 7/15/2012  (d)                                                       335,000          374,265
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%,
 4/1/2009                                                                          200,000          215,148
                                                                                                 ----------
                                                                                                 12,469,158

Kansas 1.6%
Kansas, Development Finance Authority, Multi-Family Housing, Four
Seasons Apartment Project:
AMT, 5.3%, 10/1/2007, Mercantile Bank  (c)                                         110,000          111,978
Mandatory Put @ 100, AMT, 5.6%, 10/1/2019, Mercantile
Bank  (a)(c)                                                                       780,000          793,619
Kansas City, KS, Multi-Family, Rainbow Heights Apartments,
Mandatory Put @ 100, 4.95%, 12/1/2007 (a)                                        1,020,000        1,036,810
Lenexa, KS, Multi-Family Housing Revenue, Series A, 1.85%*,
2/1/2023                                                                         8,055,000        8,055,000
Prairie Village, KS, Multi-Family Housing Revenue, Series PJ,
Optional Put @ 100, 1.85%*, 11/1/2030 (b)                                          300,000          300,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments,
AMT, 4.35%, 2/1/2013                                                             1,270,000        1,306,665
Wellington, KS, Water & Sewer Revenue, Electric Waterworks and
Sewer, Utility System, 7.05%, 5/1/2006  (d)                                        535,000          554,511
Wichita, KS, Hospital Revenue, ETM, 7.0%, 3/1/2006                                  95,000           97,128
                                                                                                 ----------
                                                                                                 12,255,711

Kentucky 0.0%
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted
Programs, 5.4%, 1/1/2009  (d)                                                       15,000           15,022
Kentucky, Turnpike Authority, Prerefunded @ 100, 5.5%, 7/1/2007                     80,000           82,540
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009                       55,000           57,483
                                                                                                 ----------
                                                                                                    155,045

Louisiana 0.6%
Jefferson, LA, Hospital & Healthcare Revenue, Hospital Service,
Subject to Crossover, Refunding @ 100, 5.25%, 12/1/2015  (d)                     1,000,000        1,021,970
Louisiana, Health Education Authority, Alton Ochsner Medical
Foundation, Issue-A, ETM, 8.75%, 5/1/2005                                          120,000          121,996
Louisiana, State Health Education Authority, Lease Rent Revenue,
Tulane University Medical Center, ETM, 7.875%, 7/1/2009                            225,000          250,771
Louisiana, State Revenue Lease, Transportation Authority,
Prerefunded @ 100, 144A, 6.125%, 5/1/2010  (d)                                   2,736,428        2,767,076
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%,
11/1/2015  (d)                                                                     670,000          709,369
                                                                                                 ----------
                                                                                                  4,871,182

Maine 1.0%
Maine, Finance Revenue Authority, Electronic Rate Stabilization,
AMT, 5.2%, 7/1/2018  (d)                                                         1,005,000        1,013,040
Maine, Hospital & Healthcare Revenue, ETM, 6.625%, 9/1/2005                          5,000            5,131
Maine, Municipal Board Bank:
Series E, 5.7%, 11/1/2016  (d)                                                   3,135,000        3,373,573
Series B, 5.85%, 11/1/2013  (d)                                                  3,125,000        3,370,813
                                                                                                 ----------
                                                                                                  7,762,557

Maryland 0.3%
Prince Georges County, MD, Housing Authority, Single Family Mortgage
Revenue, Series A, AMT, 7.0%, 8/1/2033                                             510,000          523,775
Prince Georges County, MD, Public Housing Revenue, Medical Housing
Authority, Series A, AMT:
3.5%, 12/1/2034                                                                    335,000          344,360
3.9%, 8/20/2012                                                                    515,000          520,876
Prince Georges County, MD, Single Family Housing Revenue, AMT,
7.4%, 8/1/2032                                                                     715,000          728,378
                                                                                                 ----------
                                                                                                  2,117,389

Massachusetts 0.5%
Dartmouth, MA, Housing Development Corp., CrossRoads Apartments,
Series A, 4.85%, 7/1/2009  (d)                                                     270,000          270,454
Massachusetts, Airport Revenue, Port Authority, Series B, AMT,
5.25%, 7/1/2014  (d)                                                             1,385,000        1,466,479
Massachusetts, Development Finance Agency, Curry College,
Series A, 4.6%, 3/1/2009  (d)                                                      100,000          104,591
Massachusetts, Development Finance Agency, Northern Berkshire
Community College, Series A:
5.75%, 8/15/2008  (d)                                                              400,000          432,892
5.75%, 8/15/2009  (d)                                                              400,000          438,340
5.75%, 8/15/2010  (d)                                                              450,000          494,001
Massachusetts, Higher Education Revenue, Curry College, Series A,
3.875%, 3/1/2015  (d)                                                              705,000          699,000
Massachusetts, Industrial Finance Agency, AMES Safety Envelope Co.,
AMT, 144A, 5.91%, 9/1/2005, Citizens Bank  (c)                                      40,000           40,628
                                                                                                 ----------
                                                                                                  3,946,385

Michigan 1.3%
Detroit, MI, State General Obligation, Series B, 6.375%, 4/1/2007                1,000,000        1,017,290
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012  (d)                        185,000          210,310
Michigan, Higher Education Revenue, Higher Education Student Loan
Authority, Series XVII-I, AMT, 2.95%, 3/1/2008  (d)                              1,000,000          998,140
Michigan, Hospital Finance Authority Revenue, Ascension Health,
Series A, 5.0%, 5/1/2012                                                         1,500,000        1,637,880
Michigan, Hospital Finance Authority Revenue, St. Joseph Mercy
Hospital Project, ETM, 7.0%, 7/1/2005                                              100,000          102,038
Michigan, Housing Development Authority, Multi-Family Revenue,
5.2%, 8/20/2005  (e)                                                                15,000           15,055
Michigan, Housing Development Authority, Multi-Family Revenue,
Courtyards of Taylor, Series A, Optional Put @ 100, 1.85%*,
8/15/2032 (b)                                                                    4,155,000        4,155,000
Michigan, Strategic Fund Limited, Obligation Revenue, Ford Motor
Co., 7.1%, 2/1/2006                                                                125,000          130,110
Michigan, Strategic Fund Limited, Obligation Revenue, Friendship
Associates, Series A, 3.8%, 6/20/2005  (e)                                         100,000           99,933
Michigan, Strategic Fund Limited, Obligation Revenue, United
Jewish Project, 5.75%, 1/1/2012, Bank One NA  (c)                                1,400,000        1,400,700
                                                                                                 ----------
                                                                                                  9,766,456

Minnesota 0.6%
Cambridge, MN, Mortgage Revenue, Health Care Center, Series A,
5.4%, 11/20/2005                                                                    60,000           60,870
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow
Manor, Series A, AMT, 3.875%, 7/1/2014                                             880,000          873,118
Minnesota, Higher Education Facilities Authority Revenue,
Carleton College, 5.625%, 3/1/2007                                                 145,000          145,405
Minnesota, Single Family Housing Revenue, Housing Finance Agency,
5.2%, 1/1/2017                                                                   1,895,000        1,949,765
Monticello, MN, School District #882, 5.4%, 2/1/2015  (d)                        1,500,000        1,544,040
                                                                                                 ----------
                                                                                                  4,573,198

Mississippi 0.4%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional
Health Center, Series A, 5.0%, 10/1/2008                                         1,450,000        1,508,449
Mississippi, Business Finance Corp., Landau Uniforms Project,
AMT, 5.9%, 9/1/2005, National Bank of Commerce  (c)                                265,000          265,588
Mississippi, Business Finance Corp., Wesley Manor Retirement
Community, 6.4%, 11/20/2007  (e)                                                    15,000           15,579
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031                    970,000        1,022,274
                                                                                                 ----------
                                                                                                  2,811,890

Missouri 4.0%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019  (d)                          440,000          448,188
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment,
Series B, 4.4%, 4/15/2014                                                        1,345,000        1,349,573
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph
Hospital, ETM, 7.5%, 6/1/2010                                                    1,285,000        1,437,016
Kansas City, MO, Core City General Obligation, Streetlight Project,
Series A, 5.75%, 2/1/2012                                                          100,000          113,333
Kansas City, MO, Industrial Development Authority, Multi-Family
Housing Revenue, Optional Put @ 100, 1.85%*, 11/1/2030 (b)                      15,900,000       15,900,000
Kansas City, MO, Industrial Development Authority, Multi-Family
Housing Revenue, Coach House North Apartments, Optional Put @
100, 1.85%*, 11/1/2030 (b)                                                       4,250,000        4,250,000
Missouri, Development Finance Board, Greater St. Louis Project,
4.9%, 9/1/2010, Bank of America NA  (c)                                            685,000          722,757
Missouri, Environmental Improvement & Energy Resources Authority,
Water Pollution Control, State Revolving Funds Program, Series B,
5.0%, 1/1/2007                                                                   3,450,000        3,615,980
Missouri, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Series B, 4.6%, 3/1/2007 (d)(e)                              105,000          104,796
Missouri, Housing Development Community, Single Family Mortgage,
Series C, 6.55%, 9/1/2028                                                          220,000          221,406
Missouri, Housing Development Community, Single Family Mortgage,
AMT, 7.45%, 9/1/2031                                                               290,000          291,206
Missouri, Single Family Housing Revenue, Housing Development,
Series B-2, AMT, 5.75%, 3/1/2019                                                    15,000           15,479
Missouri, Single Family Housing Revenue, Housing Development
Community Mortgage Revenue:
Series C, AMT, 7.25%, 9/1/2026                                                     335,000          336,206
Series A-2, AMT, 7.3%, 3/1/2028                                                    640,000          642,394
St. Charles County, MO, Industrial Development Authority, Health
Care Facilities Revenue, Garden View Care Center Project, AMT,
5.4%, 11/15/2016, US Bank NA  (c)                                                1,480,000        1,531,119
St. Louis County, MO, Single Family Mortgage, 9.25%,
10/1/2016  (d)                                                                      20,000           20,232
                                                                                                 ----------
                                                                                                 30,999,685

Montana 0.3%
Great Falls, MT, Multi-Family Housing Revenue, Mandatory Put @ 100,
AMT, 4.9%, 1/1/2038, US Bank NA  (a)(c)                                          1,975,000        2,048,055
                                                                                                 ----------
Nebraska 0.9%
Clay County, NE, Industrial Development Revenue, Hybrids
Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank  NA  (c)                                               1,000,000        1,046,390
5.25%, 3/15/2014, US Bank  NA  (c)                                               1,610,000        1,660,071
Fillmore County, NE, Industrial Development Revenue, Omalley
Grain, Inc. Project, AMT:
4.4%, 12/1/2005, US Bank NA  (c)                                                   170,000          172,380
4.5%, 12/1/2006, US Bank NA  (c)                                                   175,000          178,803
4.6%, 12/1/2007, US Bank NA  (c)                                                   185,000          188,754
4.7%, 12/1/2008, US Bank NA  (c)                                                   190,000          193,462
5.0%, 12/1/2010, US Bank NA  (c)                                                    45,000           45,790
5.0%, 12/1/2011, US Bank NA  (c)                                                   180,000          182,598
5.1%, 12/1/2012, US Bank NA  (c)                                                   135,000          136,787
5.2%, 12/1/2013, US Bank NA  (c)                                                   195,000          197,474
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%,
6/1/2014  (d)                                                                    1,405,000        1,409,201
Nebraska, Investment Finance Authority, Multi-Family Housing,
Old Cheney Apartments, Series A, Mandatory Put @ 100, 5.5%,
12/1/2025  (a)                                                                   1,395,000        1,408,950
                                                                                                 ----------
                                                                                                  6,820,660

Nevada 1.3%
Clark County, NV, Industrial Development Revenue, Nevada Power
Company, 7.2%, 10/1/2022  (d)                                                    6,630,000        6,898,846
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030                                                    605,000          607,372
Series B-1, 5.25%, 10/1/2017                                                       935,000          950,053
Nevada, Housing Division, Single Family Mortgage, Series A, AMT,
5.15%, 10/1/2014                                                                   150,000          155,405
Nevada, Single Family Housing Revenue, Housing Division, Series A-2,
AMT, 5.2%, 10/1/2018                                                               700,000          708,631
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden
Apartments II, 6.875%, 7/1/2021  (d)                                                40,000           40,056
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010  (d)                        1,055,000        1,079,930
                                                                                                 ----------
                                                                                                 10,440,293

New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018,
Landesbank Hessen-Thuringen  (c)                                                    50,000           50,056
                                                                                                 ----------
New Jersey 1.9%
Gloucester County, NJ, Public Improvement Authority, Electric
Mobility Project, AMT:
4.7%, 11/1/2005                                                                    105,000          106,866
4.75%, 11/1/2006                                                                   110,000          114,127
4.8%, 11/1/2007                                                                    115,000          121,393
5.0%, 11/1/2008                                                                    125,000          133,272
5.0%, 11/1/2010                                                                    215,000          227,193
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8,                    300,000          304,929
5.625%, 3/1/2011
Livingston, NJ, School District Revenue, Board of Education,                     1,238,920        1,246,056
144A, 3.8%, 8/1/2014
New Jersey, Economic Development Authority Revenue, Cigarette                    2,150,000        2,289,341
Tax, 5.0%, 6/15/2008
New Jersey, Economic Development Authority Revenue, School
Facilities Construction:
Series F, 5.0%, 6/15/2009                                                        2,000,000        2,173,120
Series I, 5.0%, 9/1/2009                                                         1,500,000        1,627,065
New Jersey, Economic Development Authority Revenue, Transportation
Project sublease, Series A, Prerefunded @ 100, 5.875%,
5/1/2015  (d)                                                                    5,000,000        5,614,950
New Jersey, State General Obligation, Educational Facilities
Authority Revenue, Series B, 5.0%, 7/1/2008  (d)                                   865,000          899,488
New Jersey, State General Obligation, Woodbridge Turnpike Fire
District, 3.125%, 7/1/2005                                                         145,000          145,434
                                                                                                 ----------
                                                                                                 15,003,234

New Mexico 0.8%
Albuquerque, NM, Collateralized Mortgage Obligation, Class B-2, Zero
Coupon, 5/15/2011  (d)                                                             322,000          202,725
New Mexico, Single Family Housing Revenue, Mortgage Finance
Authority, AMT, 144A, 6.5%, 1/1/2018                                               499,400          501,253
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%,
3/1/2010                                                                         1,405,000        1,409,917
New Mexico, Student Loans Revenue, Educational Assistance,
Series IV-A1, AMT, 6.7%, 3/1/2006                                                3,730,000        3,742,943
                                                                                                 ----------
                                                                                                  5,856,838

New York 10.1%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008                            240,000          248,050
Monroe County, NY, General Obligation, Bond Anticipation Notes,
4.0%, 7/28/2005                                                                  7,000,000        7,043,470
New York:
Series C, 5.375%, 10/1/2011  (d)                                                 1,000,000        1,030,350
Series I, Prerefunded @ 101, 5.875%, 3/15/2012                                   1,945,000        2,051,858
Series C, ETM, 7.25%, 2/1/2006  (d)                                                575,000          590,790
New York, General Obligation:
Series E, 5.0%, 11/1/2009                                                        5,000,000        5,418,900
Series G, 5.0%, 12/1/2012                                                        6,000,000        6,586,680
Series G, 5.0%, 12/1/2015                                                        3,060,000        3,347,487
New York, Higher Education Revenue, Dormitory Authority, Series A,
5.25%, 5/15/2013                                                                   585,000          653,305
New York, Hospital & Healthcare Revenue, Dormitory Authority,
5.25%, 7/1/2012  (d)                                                             3,000,000        3,259,470
New York, Port Authority Revenue, Port Authority Special
Obligation Revenue, Series 6, AMT, 6.0%, 12/1/2006  (d)                            740,000          781,736
New York, State Dormitory Authority Revenue, Mental Health
Services, Series B, Prerefunded @ 102, 5.125%, 8/15/2021 (d)                     2,120,000        2,224,092
New York, Thruway Authority General Revenue, Series A, 2.25%,
10/6/2005                                                                       10,000,000       10,003,500
New York, Tobacco Settlement Financing Corp.:
Series A-1, 5.0%, 6/1/2010                                                       1,135,000        1,145,658
Series C-1, 5.25%, 6/1/2013                                                     14,595,000       15,664,667
New York, Urban Development Corp. Revenue, Correctional Capital
Facilities, Series 6, Prerefunded @ 102, 5.625%, 1/1/2017                        8,950,000        9,404,033
Port Authority New York & New Jersey, Series 98, AMT, 6.0%,
8/1/2010  (d)                                                                    8,850,000        8,938,500
                                                                                                 ----------
                                                                                                 78,392,546

North Carolina 0.8%
North Carolina, General Obligation, Public Improvement,
Series A, 5.0%, 3/1/2006                                                         1,000,000        1,029,610
Wake County, NC, General Obligation, Series B, 4.5%,
2/1/2006                                                                         4,820,000        4,929,414
                                                                                                 ----------
                                                                                                  5,959,024

North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007                             100,000          105,606
                                                                                                 ----------
Ohio 3.0%
Bowling Green, OH, Multi-Family Revenue, Village Apartments,
4.75%, 9/20/2011                                                                   280,000          295,008
Cuyahoga County, OH, Industrial Development Revenue, Chippewa,
6.6%, 8/1/2015                                                                     250,000          255,463
Cuyahoga County, OH, Multi-Family Housing Revenue, Series A,
AMT, 3.6%, 10/20/2013                                                            2,105,000        2,084,076
Dayton, OH, Hospital Revenue, Good Samaritan, ETM, 6.0%,
12/1/2005                                                                          140,000          142,493
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project,
AMT, 5.65%, 4/20/2013                                                              310,000          333,123
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments,
Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank  (c)                        915,000          940,281
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006                      165,000          174,618
Lorain County, OH, Hospital Revenue, Series A, Prerefunded @ 100,
5.9% , 12/15/2008                                                                3,720,000        3,808,127
Lucas County, OH, Northgate Apartments, Series A, 5.35%,
7/1/2010  (d)                                                                      205,000          207,288
Mason, OH, Health Care Facilities, MCV Health Care Facilities
Project, 5.25%, 2/20/2020                                                           45,000           47,894
Middletown, OH, Improvement Revenue, ETM, 6.375%, 4/1/2006                          30,000           30,749
Ohio, Building Authority, Astro Instrumentation LLC, AMT:
5.0%, 6/1/2015                                                                     485,000          504,711
5.45%, 6/1/2022                                                                    660,000          697,930
Ohio, General Obligation, Highway Capital Improvements, Series F,
5.25%, 5/1/2009                                                                  5,000,000        5,494,150
Ohio, Higher Education Revenue, Higher Educational Facilities,
2.3%, 11/15/2006                                                                   250,000          248,975
Ohio, Housing Finance Agency, Single Family Mortgage, Series A,
Optional Put @ 100, 5.75%*, 4/1/2016  (b)(d)                                       305,000          305,378
Ohio, Industrial Development Revenue, Economic Development:
Series 4, AMT, 6.15%, 12/1/2005                                                    145,000          148,223
Series 4, AMT, 6.2%, 6/1/2006                                                      150,000          153,291
Ohio, Major State Infrastructure Revenue, Series 1, 5.0%,
6/15/2006                                                                        6,000,000        6,214,320
Ohio, Multi-Family Housing Revenue, Housing Mortgage, Series D,
4.8%, 8/1/2011                                                                      20,000           20,016
Ohio, Public Housing Revenue, Capital Corp for Housing Mortgage
Revenue, Series A, 5.55%, 8/1/2024                                                 275,000          275,325
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008  (d)                            445,000          484,342
Ohio, Water Development Authority, Pollution Control Facilities
Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007                              35,000           36,636
                                                                                                 ----------
                                                                                                 22,902,417

Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single
Family Mortgage, Series A, 8.6%, 7/1/2010                                           35,000           30,090
Comanche County, OK, Home Finance Authority Mortgage Revenue,
Multi-Family FHA Diplomat, 5.2%, 12/1/2013                                         560,000          593,768
Oklahoma, Turnpike Revenue Authority, ETM, 4.7%, 1/1/2006                           85,000           85,837
Oklahoma City, OK, Hospital & Healthcare Revenue, Hospital
Trust, ETM, 6.4%, 2/1/2005                                                         100,000          100,000
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center,
ETM, 6.5%, 4/1/2007                                                                325,000          338,894
                                                                                                 ----------
                                                                                                  1,148,589

Oregon 0.6%
Oregon, Public Housing Revenue, Housing & Community Services
Department, Series A, AMT, 4.0%, 8/1/2016                                        1,955,000        1,965,850
Portland, OR, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017, US National Bank of Oregon  (c)                                1,545,000        1,584,089
6.3%, 5/1/2029, US National Bank of Oregon  (c)                                  1,000,000        1,027,910
                                                                                                 ----------
                                                                                                  4,577,849

Pennsylvania 6.3%
Allegheny County, PA, Higher Education Revenue, Higher Education,
Series A, 4.65%, 11/15/2005  (d)                                                   125,000          126,949
Allegheny County, PA, Hospital Development Authority:
5.15%, 12/1/2009  (d)                                                            2,675,000        2,772,985
5.2%, 12/1/2010  (d)                                                             5,000,000        5,210,050
Allegheny County, PA, Hospital Development Authority, North Hills
Passavant Hospital, ETM, 6.75%, 7/1/2005                                            35,000           35,621
Allegheny County, PA, Industrial Development Authority Revenue,
Education Center, Watson, Mandatory Put @ 100, 1.875%, 5/1/2031,
PNC Bank NA  (a)(c)                                                                470,000          469,685
Allegheny County, PA, Residential Finance Mortgage Revenue
Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%,
11/1/2007                                                                          100,000          104,363
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009                             130,000          144,130
Beaver County, PA, Industrial Development & Pollution Control
Revenue Authority, 6.0%, 5/1/2007                                                  180,000          185,112
Cambria County, PA, County General Obligation, Series A, 6.2%,
8/15/2021  (d)                                                                      35,000           35,801
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009                         15,000           16,571
Chester, PA, Core City General Obligation, Series B, 5.8%,
12/1/2013  (d)                                                                   1,150,000        1,231,259
Delaware County, PA, College Revenue Authority, Series A, 5.15%,
10/1/2013  (d)                                                                     300,000          313,776
Delaware County, PA, College Revenue Authority, Eastern College,
Series B:
4.75%, 10/1/2006                                                                   200,000          205,740
4.85%, 10/1/2007                                                                   205,000          213,688
4.95%, 10/1/2008                                                                   345,000          362,736
Delaware County, PA, Hospital & Healthcare Revenue, Series B,
Optional Put @ 100, 3.5%, 4/1/2034 (b)                                             250,000          249,513
Delaware County, PA, Senior Care Revenue, Elwyn Inc., Project,
6.0%, 6/1/2011  (d)                                                              2,750,000        2,939,640
Delaware County, PA, Water & Sewer Revenue, Industrial Development
Authority, Series B, AMT, 3.75%, 6/1/2010  (d)                                   1,125,000        1,143,574
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008  (d)                                                            1,070,000        1,130,080
5.65%, 6/15/2009  (d)                                                            1,135,000        1,196,994
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's
Hospital Authority, Series A, 7.0%, 6/15/2015  (d)                               1,770,000        1,826,286
Lehigh County, PA, Hospital & Healthcare Revenue, General Purpose
Authority, 5.3%, 11/15/2005  (d)                                                   565,000          571,938
McCandless, PA, Sanitation Authority Sewer Revenue, ETM, 6.75%,
11/15/2005                                                                         575,000          583,021
McKean County, PA, Hospital & Healthcare Revenue, Hospital
Authority, Bradford Hospital, 6.1%, 10/1/2020                                    2,500,000        2,552,600
McKeesport, PA, Hospital Authority, Prerefunded @ 100, 6.5%,
7/1/2008                                                                           825,000          840,114
Mifflin County, PA, Hospital Authority, 5.3%, 7/1/2005  (d)                        140,000          141,728
Pennsylvania, Economic Development Financing Revenue Authority,
Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020  (d)                        1,000,000        1,002,530
Pennsylvania, Financing Authority Revenue, AMT, 5.0%,
6/1/2010  (d)                                                                    2,500,000        2,610,800
Pennsylvania, Higher Education Facilities Authority Revenue,
Independent Colleges & University, Series H8, 5.0%, 5/1/2011,
Allied Irish Bank PLC  (c)                                                       1,675,000        1,722,905
Pennsylvania, Higher Education Revenue, Mandatory Put @ 100,
4.0%, 11/1/2022, Allied Irish Bank PLC  (a)(c)                                     250,000          253,258
Pennsylvania, Higher Education Revenue, Higher Educational
Facilities Authority:
5.15%, 9/15/2006  (d)                                                              345,000          350,206
6.25%, 4/1/2005                                                                    265,000          266,571
6.35%, 4/1/2006                                                                    285,000          296,517
Pennsylvania, Higher Educational Facilities Authority,
College & University Revenue, University of The Arts:
5.2%, 3/15/2010  (d)                                                               245,000          245,333
5.25%, 3/15/2011  (d)                                                              265,000          265,337
5.3%, 3/15/2012  (d)                                                               265,000          265,315
Pennsylvania, Higher Educational Facilities Authority, Health
Sciences Revenue:
5.0%, 11/15/2005  (d)                                                            1,010,000        1,029,362
5.0%, 11/15/2006  (d)                                                              490,000          508,267
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College,
5.0%, 11/1/2008                                                                    105,000          107,843
Pennsylvania, Housing Finance Agency, Single Family Mortgage,
Series 65A, AMT, 4.8%, 10/1/2022                                                    90,000           91,396
Pennsylvania, Housing Finance Authority, Rental Housing, Series 50A,
5.35%, 10/1/2008                                                                   200,000          200,792
Pennsylvania, State General Obligation, Intergovernmental
Cooperative Authority, Optional Put @ 100, 1.84%*,
6/15/2022 (b)(d)                                                                 7,545,000        7,545,000
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011  (e)                          1,296,447        1,252,549
Philadelphia, PA, Hospital & Higher Education Facilities Authority
Revenue, Prerefunded @ 100, 10.875%, 7/1/2008                                       70,000           72,511
Philadelphia, PA, Hospital & Higher Educational Facilities
Authority, Frankford Hospital, Series A, ETM, 6.0%, 6/1/2023                       120,000          121,367
Philadelphia, PA, Industrial Development Revenue, Arbor House,
Series F, 2.75%, 7/1/2005  (e)                                                      15,000           14,886
Philadelphia, PA, Industrial Development Revenue, Authority for
Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013                                                           330,000          325,815
Series C, 4.7%, 7/1/2013                                                           315,000          311,006
Series E, 4.7%, 7/1/2013                                                           375,000          370,245
Philadelphia, PA, Industrial Development Revenue, Rieder House,
Series B, 2.75%, 7/1/2005  (e)                                                      15,000           14,886
Philadelphia, PA, Industrial Development Revenue, Saligman House,
Series D, 2.75%, 7/1/2005  (e)                                                      10,000            9,924
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT,
4.5%, 10/1/2013                                                                  1,400,000        1,381,646
Pittsburgh, PA, Industrial Development Revenue, Urban
Redevelopment Authority, Series A:
144A, 5.75%, 12/1/2006, PNC Bank  (c)                                              765,000          784,117
144A, 6.0%, 12/1/2011, PNC Bank  (c)                                               550,000          562,903
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (d)                   330,000          333,548
Wilkes-Barre, PA, General Municipal Authority, Misericordia
College, Series B, 7.75%, 12/1/2012                                                330,000          330,894
York County, PA, Hospital & Healthcare Revenue, Lutheran Social
Services:
5.6%, 4/1/2005                                                                     500,000          501,900
5.8%, 4/1/2006                                                                     500,000          513,420
York County, PA, Housing Redevelopment Mortgage Corp., Series A,
6.875%, 11/1/2009                                                                  695,000          695,966
                                                                                                 ----------
                                                                                                 48,962,969

Rhode Island 0.4%
Providence, RI, Redeveloping Agency, Industrial Development
Revenue:
3.0%, 9/1/2007  (d)                                                                150,000          150,576
3.125%, 9/1/2008  (d)                                                              855,000          858,386
3.375%, 9/1/2009  (d)                                                              910,000          916,452
3.75%, 9/1/2010  (d)                                                               925,000          942,880
                                                                                                 ----------
                                                                                                  2,868,294

South Carolina 0.6%
South Carolina, Economic Development Authority Revenue,
Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008                                    500,000          522,000
South Carolina, Electric Revenue, Public Services Authority,
Series A, Prerefunded @ 102, 6.25%, 1/1/2022  (d)                                1,500,000        1,584,915
South Carolina, Housing Finance & Department Authority, Runway
Bay Apartments Projects, 5.5%, 12/1/2005                                           120,000          121,486
South Carolina, Housing Finance & Development Authority, Bryon
Point Apartments Project, Mandatory Put @ 100, 5.7%,
6/1/2025 (a)                                                                     1,700,000        1,716,796
South Carolina, Housing Finance & Development Authority, Hunting
Ridge Apartments, Mandatory Put @ 100, AMT, 6.75%, 6/1/2025,
Wells Fargo Bank NA  (c)                                                         1,020,000        1,050,916
                                                                                                 ----------
                                                                                                  4,996,113

South Dakota 0.2%
South Dakota, Health & Educational Facilities Authority, Rapid
City Regional Hospital Project, ETM, 7.75%, 9/1/2007                               110,000          118,477
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (d)                  1,140,000        1,236,581
South Dakota, Public Housing Revenue Housing Development
Authority, Series B, 5.25%, 5/1/2017                                               435,000          458,629
                                                                                                 ----------
                                                                                                  1,813,687

Tennessee 0.7%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007                     125,000          131,989
Nashville & Davidson County, TN, General Obligation, Metropolitan
Government, Series A, 5.125%, 11/15/2007                                         4,560,000        4,813,627
Shelby County, TN, Health Educational & Housing Facilities Board,
ETM, 6.5%, 4/1/2005                                                                 25,000           25,188
Sullivan County, TN, Health Educational & Housing Facilities Board,
Multi-Family Housing Authority, Maple Oaks Apartment Project,
AMT, 3.0%, 12/1/2009                                                               265,000          260,781
                                                                                                 ----------
                                                                                                  5,231,585

Texas 4.4%
Austin, TX, General Obligation, 5.0%, 9/1/2010                                   6,000,000        6,387,540
Austin, TX, Sports, Expo & Entertainment Revenue, Convention
Enterprises Inc., Series B, 5.75%, 1/1/2016                                      5,500,000        5,760,370
Bexar County, TX, Single Family Housing Revenue, Single Family
Mortgage, Series C, 5.5%, 3/1/2019  (e)                                            938,000          946,902
Dallas, TX, General Obligation, 5.0%, 2/15/2009  (d)                             5,000,000        5,428,200
Harris County, TX, Hospital & Healthcare Revenue, 7.4%,
2/15/2010  (d)                                                                   2,375,000        2,650,999
Harris County, TX, Hospital & Healthcare Revenue, Health
Facilities Development Corp., Series A, 6.0%, 6/1/2009  (d)                        210,000          235,257
Harris County, TX, Housing Finance Corp., Single Family Mortgage
Revenue, Series A, 7.75%, 9/1/2014  (e)                                             50,000           50,190
Lewisville, TX, Core City General Obligation, Combination Contract,
144A, 4.75%, 9/1/2012  (d)                                                       2,255,000        2,370,636
Panhandle-Plains, TX, Higher Education Authority, Student Loan
Revenue, AMT, 5.55%, 3/1/2005                                                      205,000          205,504
Port Arthur, TX, Housing Finance Corp. Mortgage Revenue, UDAG
Project, Series A, 6.4%, 1/1/2028                                                  820,000          845,445
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial
Corp., Series A, AMT, 3.7%, 12/20/2013                                           1,020,000        1,007,485
Tarrant County, TX, Public Housing Revenue, Housing Financial
Corp., Series A, AMT, 3.85%, 1/20/2013                                           1,050,000        1,064,553
Texas, Affordable Housing Corp., Multi-Family Housing Revenue,
American Opportunity Housing Portfolio, 4.05%, 9/1/2007  (d)                     2,405,000        2,405,818
Texas, Affordable Housing Corp., Multi-Family Housing Revenue,
Arborstone/Baybrook Oaks, Series A, 4.0%, 11/1/2006                              1,350,000        1,340,590
Texas, Multi-Family Housing Revenue, Multi-Family Housing &
Community Affair, Series A, Optional Put @ 100, 1.85%*,
2/1/2023 (b)                                                                     1,800,000        1,800,000
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT,
4.85%, 9/20/2012                                                                   170,000          180,028
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008                          500,000          501,750
Texas, State Department Housing & Community Affairs, Volente
Project, AMT, 5.0%, 7/1/2008                                                       455,000          470,261
Texas, Trinity River Authority, Pollution Control Revenue, Texas
Instruments Inc. Project, AMT, 6.2%, 3/1/2020                                       60,000           62,387
Travis County, TX, Housing Finance Corp., Multi-Family Housing
Revenue, Broadmoor Apartments Project, AMT, 5.7%, 6/1/2006  (d)                    725,000          743,350
                                                                                                 ----------
                                                                                                 34,457,265

Utah 1.5%
Intermountain Power Agency, UT, Power Supply Revenue, Series A,
ETM, 6.15%, 7/1/2014  (d)                                                          250,000          267,062
Ogden City, UT, Housing Finance Corp., Section 8 Assisted Project,
Series A, 5.5%, 7/1/2005                                                            30,000           30,316
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012                                        110,000          110,845
Series A-2, Class III, AMT, 5.2%, 7/1/2011                                         130,000          131,070
Series B-2, Class III, AMT, 5.25%, 7/1/2011                                        135,000          136,848
Series A-2, Class II, AMT, 5.4%, 7/1/2016                                          165,000          166,394
Series C, Class III, AMT, 6.25%, 7/1/2014                                          365,000          369,128
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%,
7/1/2018                                                                         1,365,000        1,438,819
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G,
AMT, 4.875%, 1/1/2019                                                            2,730,000        2,779,550
Utah, Single Family Housing Revenue, Single Family Mortgage,
AMT, 3.875%, 7/1/2014                                                            2,470,000        2,446,288
Utah, State General Obligation, Series F, Prerefunded @ 102,
5.0%, 7/1/2011                                                                   3,405,000        3,608,687
                                                                                                 ----------
                                                                                                 11,485,007

Virginia 3.7%
Fairfax County, VA, General Obligation, Refunding & Public
Improvement, Series A, 5.25%, 4/1/2009                                           5,000,000        5,496,000
Franklin, VA, Core City General Obligation, 4.875%, 10/1/2008                      290,000          283,893
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family
Housing Revenue, Optional Put @ 100, 1.85%*, 8/1/2032 (b)                        3,800,000        3,800,000
Newport New, VA, School District Revenue Lease, School Board:
2.5%, 11/1/2005                                                                    750,000          749,978
2.5%, 11/1/2006                                                                    790,000          783,988
3.0%, 11/1/2007                                                                    835,000          833,839
3.2%, 11/1/2008                                                                    885,000          884,911
3.2%, 11/1/2009                                                                    940,000          931,465
3.3%, 11/1/2010                                                                    995,000          981,667
3.5%, 11/1/2011                                                                  1,055,000        1,045,252
3.65%, 11/1/2012                                                                 1,125,000        1,108,361
3.75%, 11/1/2013                                                                 1,195,000        1,170,909
4.0%, 11/1/2014                                                                  1,270,000        1,266,076
4.1%, 11/1/2015                                                                  1,930,000        1,915,641
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%,
10/1/2007                                                                           40,000           42,766
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family
Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018  (d)                         1,500,000        1,572,000
Virginia, Commonwealth Transportation Board, Transportation
Revenue, US Rte. 58 Corridor Development Program, Series B,
5.375%, 5/15/2012                                                                4,700,000        5,229,455
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%,
11/1/2011                                                                          275,000          276,336
                                                                                                 ----------
                                                                                                 28,372,537

Washington 1.6%
King County, WA, Public Housing Revenue, Series A, 5.05%,
7/1/2013  (d)                                                                    3,400,000        3,483,266
Washington, General Obligation, Series A, 5.75%, 7/1/2013                        4,275,000        4,468,615
Washington, Housing Finance Authority, Nonprofit Housing Revenue,
Series B, 5.1%, 7/1/2010, US Bank NA  (c)                                           60,000           62,292
Washington, Housing Finance Communication, Multi-Family Revenue,
Alderbrook Apartments Project, Series A, Mandatory Put @ 100, AMT,
4.9%, 7/1/2030, Bank One Arizona NA  (a)(c)                                      3,000,000        3,014,100
Washington, Housing Finance Communication, Multi-Family Revenue,
Summit Apartments Project, Series A, Mandatory Put @ 100,
AMT, 4.9%, 7/1/2030, Bank One Arizona NA  (a)(c)                                   140,000          140,658
Washington, Housing Finance, Single Family Program, Series 4N,
5.55%, 12/1/2016                                                                    25,000           25,205
Washington, Public Power Supply, System Nuclear Project No. 2
Revenue, Series A, 5.6%, 7/1/2009  (d)                                           1,000,000        1,063,110
                                                                                                 ----------
                                                                                                 12,257,246

West Virginia 2.2%
Braxton County, WV, Pollution Control Revenue, Solid Waste Disposal,
AMT, 6.5%, 4/1/2025                                                              4,500,000        4,616,775
West Virginia, School Building Authority Revenue, Capital
Improvements, 5.6%, 7/1/2015  (d)                                               10,915,000       11,889,819
Wood County, WV, Building Community, St. Joseph's Hospital
Parkersburg, ETM, 6.625%, 1/1/2006  (d)                                            230,000          230,830
                                                                                                 ----------
                                                                                                 16,737,424

Wisconsin 0.9%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010                         4,615,000        4,954,387
Wisconsin, Hospital & Healthcare Revenue, Health and Educational
Facilities Authority, Aurora Health Care Inc., 5.25%,
8/15/2017  (d)                                                                   2,125,000        2,281,506
                                                                                                 ----------
                                                                                                  7,235,893


Total Municipal Investments (Cost $714,121,298)                                                 717,200,165
                                                                                                -----------

                                                                                    Shares         Value ($)
                                                                                    ------         ---------

Mutual Funds 6.5%
Blackrock Provident Institutional Funds, 2.217%
(Cost $50,353,017)                                                              50,353,017       50,353,017
                                                                                                 ----------

                                                                                      % of
                                                                                  Net Assets       Value ($)
                                                                                  ----------       ---------

Total Investment Portfolio  (Cost $764,474,315)                                       99.1      767,553,182
Other Assets and Liabilities, Net                                                      0.9        6,759,745
                                                                                                -----------
Net Assets                                                                           100.0      774,312,927
                                                                                                ===========




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short-Term Municipal Bond Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short-Term Municipal Bond Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005






At January 31, 2005, open interest rate swaps were as follows:


   Effective/                                                                   Cash Flows           Net Unrealized
   Expiration               Notional              Cash Flows Paid            Received by the          Appreciation
     Dates                 Amount($)             by the Fund                   Fund                       ($)
--------------------------------------------------------------------------------------------------------------------------
    3/3/2005
    3/3/2010                   72,000,000 +  Fixed - 4.067%                  Floating - LIBOR                165,600
--------------------------------------------------------------------------------------------------------------------------

Counterparty
+ Citibank, N.A.

LIBOR: Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short-Term Municipal Bond Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short-Term Municipal Bond Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005